Note 29 - Acquisition Of Woodstock Hills Wind Farm (Detail) - Estimated Fair Values of Woodstock Hills’s Assets Acquired (USD $)	Apr. 30, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 13, 2011	Apr. 28, 2011
Cash		$ 184,078
Accounts receivable, net	829,744	107,484
Other current assets	8,198	77,350
Property and equipment	78,400	4,788,683
Loan financing costs	134,915	15,895
Reserves for loan and contractual commitments		94,049
Total identifiable assets acquired	2,648,026	5,267,539
Accounts payable and other liabilities	(94,206)	(79,480)
Accrued expenses	(158,166)	(8,316)
Power prchase contract liability		(3,418,996)
Long-term debt		(1,360,747)
Total liabilities assumed	(1,263,026)	(4,867,539)
Net assets acquired	1,385,000	95,000	4,573,430	5,000	400,000
Net Assets Acquired [Member]
Net assets acquired		$ 400,000